FINANCIAL RESULTS, NET	12 Months Ended
Dec. 31, 2020
FINANCIAL RESULTS, NET
FINANCIAL RESULTS, NET

NOTE 25 – FINANCIAL RESULTS, NET

	Years ended December 31,
	2020	2019	2018
	Profit (loss)
Interests on financial debt (*)	(14,368)	(14,628)	(9,115)
Foreign currency exchange losses on financial debts (**)	(6,886)	(8,049)	(62,035)
Financial debt renegotiation results	(3,444)	—	—
Total Debt financial expenses	(24,698)	(22,677)	(71,150)
Gains (losses) on operations with notes and bonds (***)	993	(50)	1,634
Risk of doubtful government bonds results	(58)	(3,497)	—
Other exchange differences	4,937	9,937	2,937
Other interests, net and other investments results	(1,355)	1,453	2,710
Other taxes and bank expenses	(2,730)	(2,960)	(3,447)
Financial expenses on pension benefits	(236)	(182)	(151)
Financial discounts on assets, debts and others	(94)	380	32
RECPAM	5,598	10,345	28,071
Total other financial results, net	7,055	15,426	31,786
Total financial results, net	(17,643)	(7,251)	(39,364)

(*)   Includes ($293), $82 and $13 corresponding to net (loss) gains generated by NDF in the years ended December 31, 2020, 2019 and 2018, respectively.

(**)  Includes ($1,523), $972 and $2,338 corresponding to net (loss) gains generated by NDF in the years ended December 31, 2020, 2019 and 2018, respectively.

(***) Includes $666 corresponding to the result related to the decrease in financial assets at amortized cost in the year ended December 31, 2020.

(****) Includes ($737) and ($693) corresponding to net losses generated by leases liabilities in the years ended December 31, 2020 and 2019, respectively.